Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
PAY VERSUS PERFORMANCE
In this section, we are including the required disclosure for pay versus performance as defined by the Securities and Exchange Commission (SEC) for our principal executive officer(s) (PEO(s)) and
Non-PEO
NEOs and Company performance for the fiscal years listed below.

Pay Versus Performance
Year 1	Summary Compensation Table Total for John Stankey CEO	Summary Compensation Table Total for Randall Stephenson CEO	Comp Actually Paid to John Stankey CEO 2,3	Comp Actually Paid to Randall Stephenson CEO 2,3	Average Summary Compensation Table Total for Non-CEO NEOs	Average Comp Actually Paid to Non-CEO NEOs 2,3	Value of Initial Fixed $100 Investment Based On: 4		Net Income (Loss) $M	Standalone AT&T Adjusted Operating Income $M 5
							AT&T TSR	S&P 500 CSI

2023	$26,450,157	—	$23,872,707	—	$11,679,630	$10,454,047	$74	$141	$15,623	$24,604

2022	$22,915,526	—	$22,874,696	—	$11,526,718	$11,866,965	$76	$90	($7,055)	$22,983

2021	$24,820,879	—	$20,751,888	—	$10,436,274	$8,724,822	$72	$150	$21,479	$22,235

2020	$21,020,917	$29,154,628	$20,036,787	$14,391,221	$23,872,620	$20,906,996	$79	$124	($3,821)	$22,463
Note 1.
John Stankey succeeded Randall Stephenson as CEO on July 1, 2020. The remaining NEOs for each year are presented as follows:

•	2023: Pascal Desroches, Lori Lee, David McAtee, and Jeff McElfresh

•	2022: Pascal Desroches, Lori Lee, David McAtee, and Jeff McElfresh

•	2021: Pascal Desroches, Lori Lee, David McAtee, Jeff McElfresh, John Stephens, and Randall Stephenson

•	2020: John Stephens, Jason Kilar, David McAtee, and Jeff McElfresh
Note 2.
Compensation Actually Paid (CAP) is the Summary Compensation Table (SCT) total value for the period shown with adjustments for equity awards and pension. CAP reflects equity awards based on the mark-to-market
valuation for cash settled portions of awards under Accounting Standards Codification Topic 718:
Compensation – Stock Compensation
for each period in the above table. Pension values for CAP reflect the pension service cost as used in the financial statements for each period shown in the above table.
Note 3.
Previously reported CAP for 2020, 2021, and 2022 have been recalculated based on recent guidance from the SEC clarifying that equity awards should be treated as vested in the CAP calculation when the holder achieves retirement eligible status if the awards allow for accelerated vesting when retirement eligibility is satisfied with no other conditions.
Note 4.
The company must calculate TSR with a base investment of $100 in a manner consistent with the SEC stock performance graph disclosure requirements over the cumulative period covered in the disclosure (i.e., for 2020 the table represents the TSR over 2020, the TSR for 2021 represents the cumulative TSR over 2020 and 2021, etc.). The peer group used for comparison is the S&P 500 Communication Services Index (CSI).
Note 5.
Standalone AT&T results reflect the historical operating results of the company presented as continuing operations and exclude U.S. Video and other dispositions included in Corporate and Other that did not meet the criteria for discontinued operations. Standalone AT&T results are presented to provide 2020 and 2021 full-year results that are comparable to 2022 and 2023 continuing operations financial data. Standalone AT&T Adjusted Operating Income differs from Adjusted Operating Income presented in our quarterly earnings material, and is calculated by adjusting AT&T’s Operating Income (Loss) from Continuing Operations for the following items: (1) transaction, impairment and depreciation and amortization costs associated with merger, acquisition and disposition activity for transactions when enterprise value exceeds $2.0 billion; (2) costs related to changes in accounting principles, changes in tax laws, natural disasters, impairments and abandonments of goodwill, other intangibles and fixed assets and, gains and losses related to asset dispositions and mark-to-market
activity, in each case, in
excess of $500 million for 2022 and 2021, and
in-excess
of $300 million for 2023; additionally, for 2023, the actuarial and mark-to-market
gains and losses related to the assets and liabilities of pension and other post-retirement benefit plans and rabbi trusts and benefit plan funding that varies from budget; and (3) severance charges in excess of $200 million for 2022, and in excess of $300 million for 2023. Standalone AT&T Adjusted Operating Income also removes the results from U.S. Video operations and other dispositions that did not meet the criteria for discontinued operations, which impacts 2021 and 2020.
Compensation Actually Paid (CAP) calculations are as follows:

CEO SCT Total to CAP Reconciliation
Year	CEO	Summary Compensation Table Total	Deductions from SCT Total for Equity Awards	Deductions from SCT Total for Pension Benefits	Additions to SCT Total for Equity Awards 1,2	Additions to SCT Total for Pension Service Costs 1,3	CAP 2

2023	John Stankey	$26,450,157	($16,500,000)	($746,941)	$14,669,708	($217)	$23,872,707

2022	John Stankey	$22,915,526	($13,499,988)	($1,262,050)	$14,718,993	$2,215	$22,874,696

2021	John Stankey	$24,820,879	($13,420,341)	($1,464,778)	$10,877,758	($61,630)	$20,751,888

2020	John Stankey	$21,020,917	($13,499,999)	($1,409,983)	$8,210,854	$5,714,998	$20,036,787

2020	Randall Stephenson	$29,154,628	($20,999,989)	($3,712,667)	$9,940,559	$8,690	$14,391,221
Note 1.
The following table shows each of the amounts added or deducted to arrive at the Additions to SCT Total for both Equity Awards and Pension Costs:

		Equity						Pension
Year	CEO	Year End Fair Value of Equity Awards Granted in the Year	Year over Year Change in Fair Value of Outstanding Unvested Equity Awards Granted in Prior Years	Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year	Year over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year	Value of Dividends or other Earnings Paid on Equity Awards not Otherwise Reflected in Fair Value or Total Compensation	Total Equity Award Adjustments	Service Cost	Prior Service Cost	Total Service Cost

2023	John Stankey	$10,278,799	($1,708,660)	$4,125,000	$311,691	$1,662,878	$14,669,708	($217)	$0	($217)

2022	John Stankey	$11,316,638	($1,436,890)	$3,374,991	($53,056)	$1,517,311	$14,718,993	$2,215	$0	$2,215

2021	John Stankey	$7,783,605	($1,978,709)	$3,375,014	$5,389	$1,692,459	$10,877,758	($61,630)	$0	($61,630)

2020	John Stankey	$7,495,851	($3,791,693)	$3,375,017	($93,889)	$1,225,568	$8,210,854	$153,016	$5,561,982	$5,714,998

2020	Randall Stephenson	$10,891,599	($8,495,365)	$5,250,007	($223,992)	$2,518,311	$9,940,559	$9,186	($496)	$8,690
Note 2.
Based on updated SEC guidance, Total Equity Award adjustment calculations for 2023 assume vesting upon retirement eligibility date for Restricted Stock Units (RSUs). Dividend equivalents for vested RSUs are not included in equity adjustments for CAP. Prior year Total Equity Award adjustments for 2020, 2021, and 2022 for John Stankey and 2020 adjustments for Randall Stephenson have been recalculated for ease of year-over-year comparison.
Note 3.
The Supplemental Employee Retirement Plan (SERP) was amended in 2020 to freeze Mr. Stankey’s benefit accruals effective 12/31/2019 and convert it to a cash balance account earning annual interest at 3.7% (as disclosed in prior years’ CD&As). This amendment resulted in a one-time
Prior Service Cost to account for the change in pension liability. For 2020, the total Pension Cost shown above includes the annual Service Cost (for annual benefit accrual) and this additional Prior Service Cost.
Mr. Stankey’s 2021, 2022, and 2023 Pension Costs do not include any Prior Service Cost since there were no applicable plan amendments. In 2021, his qualified management pension increased more than the SERP benefit; it is used as an offset to the gross SERP formula, resulting in a net negative Service Cost for all pension benefits. In 2022, the management pension increased by approximately the same amount that the SERP benefit decreased, resulting in a small positive net Service Cost.

Mr. Stephenson’s 2020 Pension Cost does not include any Prior Service Cost since his SERP benefit was frozen effective 12/31/2012 and the amendment was accounted for in 2013. His management pension increased somewhat more than the amount the SERP benefit decreased during 2020, resulting in a modest positive net Service Cost.

Average Non-CEO NEO’s SCT Total to CAP Reconciliation
Year	Summary Compensation Table Total	Deductions from SCT Total for Equity Awards	Deductions from SCT Total for Pension Benefits	Additions to SCT Total for Equity Award 1,2	Additions to SCT Total for Pension Costs 1	CAP 2

2023	$11,679,630	($7,156,255)	($145,620)	$6,025,311	$50,981	$10,454,047

2022	$11,526,718	($7,468,746)	($528,796)	$8,150,222	$187,567	$11,866,965

2021	$10,436,274	($3,979,166)	($785,922)	$2,760,131	$293,505	$8,724,822

2020	$23,872,620	($20,033,747)	($416,313)	$16,833,402	$651,034	$20,906,996
Note 1.
The following table shows each of the
Non-CEO
NEOs’ average amounts added or deducted to arrive at the Additions to SCT Total for both

Equity Awards and Pension Costs:

	Equity						Pension
Year	Year End Fair Value of Equity Awards Granted in the Year	Year over Year Change in Fair Value of Outstanding Unvested Equity Awards Granted in Prior Years	Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year	Year over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year	Value of Dividends or other Earnings Paid on Equity Awards not Otherwise Reflected in Fair Value or Total Compensation	Total Equity Award Adjustments	Service Cost	Prior Service Cost	Total Service Cost

2023	$4,358,935	($1,035,474)	$1,706,159	$41,327	$954,364	$6,025,311	$50,981	$0	$50,981

2022	$6,659,592	($762,402)	$1,439,060	($11,723)	$825,696	$8,150,222	$187,567	$0	$187,567

2021	$2,484,647	($1,586,659)	$771,874	$8,166	$1,082,103	$2,760,131	$126,293	$167,212	$293,505

2020	$17,129,529	($2,384,911)	$951,477	($141,558)	$1,278,866	$16,833,402	$175,405	$475,629	$651,034
Note 2
. Based on updated SEC guidance, Total Equity Award adjustment calculations for 2023 assume vesting upon retirement eligibility date for RSUs. Dividend equivalents for vested RSUs are not included in equity adjustments for CAP. Prior year Total Equity Award adjustments for 2020, 2021, and 2022 for all NEO’s have been recalculated where applicable for ease of year-over-year comparison.

Company Selected Measure Name	Standalone AT&T Adjusted Operating Income
Named Executive Officers, Footnote
Note 1.
John Stankey succeeded Randall Stephenson as CEO on July 1, 2020. The remaining NEOs for each year are presented as follows:

•	2023: Pascal Desroches, Lori Lee, David McAtee, and Jeff McElfresh

•	2022: Pascal Desroches, Lori Lee, David McAtee, and Jeff McElfresh

•	2021: Pascal Desroches, Lori Lee, David McAtee, Jeff McElfresh, John Stephens, and Randall Stephenson

•	2020: John Stephens, Jason Kilar, David McAtee, and Jeff McElfresh

Peer Group Issuers, Footnote	The peer group used for comparison is the S&P 500 Communication Services Index (CSI).
Adjustment To PEO Compensation, Footnote
Compensation Actually Paid (CAP) calculations are as follows:

CEO SCT Total to CAP Reconciliation
Year	CEO	Summary Compensation Table Total	Deductions from SCT Total for Equity Awards	Deductions from SCT Total for Pension Benefits	Additions to SCT Total for Equity Awards 1,2	Additions to SCT Total for Pension Service Costs 1,3	CAP 2

2023	John Stankey	$26,450,157	($16,500,000)	($746,941)	$14,669,708	($217)	$23,872,707

2022	John Stankey	$22,915,526	($13,499,988)	($1,262,050)	$14,718,993	$2,215	$22,874,696

2021	John Stankey	$24,820,879	($13,420,341)	($1,464,778)	$10,877,758	($61,630)	$20,751,888

2020	John Stankey	$21,020,917	($13,499,999)	($1,409,983)	$8,210,854	$5,714,998	$20,036,787

2020	Randall Stephenson	$29,154,628	($20,999,989)	($3,712,667)	$9,940,559	$8,690	$14,391,221
Note 1.
The following table shows each of the amounts added or deducted to arrive at the Additions to SCT Total for both Equity Awards and Pension Costs:

		Equity						Pension
Year	CEO	Year End Fair Value of Equity Awards Granted in the Year	Year over Year Change in Fair Value of Outstanding Unvested Equity Awards Granted in Prior Years	Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year	Year over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year	Value of Dividends or other Earnings Paid on Equity Awards not Otherwise Reflected in Fair Value or Total Compensation	Total Equity Award Adjustments	Service Cost	Prior Service Cost	Total Service Cost

2023	John Stankey	$10,278,799	($1,708,660)	$4,125,000	$311,691	$1,662,878	$14,669,708	($217)	$0	($217)

2022	John Stankey	$11,316,638	($1,436,890)	$3,374,991	($53,056)	$1,517,311	$14,718,993	$2,215	$0	$2,215

2021	John Stankey	$7,783,605	($1,978,709)	$3,375,014	$5,389	$1,692,459	$10,877,758	($61,630)	$0	($61,630)

2020	John Stankey	$7,495,851	($3,791,693)	$3,375,017	($93,889)	$1,225,568	$8,210,854	$153,016	$5,561,982	$5,714,998

2020	Randall Stephenson	$10,891,599	($8,495,365)	$5,250,007	($223,992)	$2,518,311	$9,940,559	$9,186	($496)	$8,690
Note 2.
Based on updated SEC guidance, Total Equity Award adjustment calculations for 2023 assume vesting upon retirement eligibility date for Restricted Stock Units (RSUs). Dividend equivalents for vested RSUs are not included in equity adjustments for CAP. Prior year Total Equity Award adjustments for 2020, 2021, and 2022 for John Stankey and 2020 adjustments for Randall Stephenson have been recalculated for ease of year-over-year comparison.
Note 3.
The Supplemental Employee Retirement Plan (SERP) was amended in 2020 to freeze Mr. Stankey’s benefit accruals effective 12/31/2019 and convert it to a cash balance account earning annual interest at 3.7% (as disclosed in prior years’ CD&As). This amendment resulted in a one-time
Prior Service Cost to account for the change in pension liability. For 2020, the total Pension Cost shown above includes the annual Service Cost (for annual benefit accrual) and this additional Prior Service Cost.
Mr. Stankey’s 2021, 2022, and 2023 Pension Costs do not include any Prior Service Cost since there were no applicable plan amendments. In 2021, his qualified management pension increased more than the SERP benefit; it is used as an offset to the gross SERP formula, resulting in a net negative Service Cost for all pension benefits. In 2022, the management pension increased by approximately the same amount that the SERP benefit decreased, resulting in a small positive net Service Cost.

Mr. Stephenson’s 2020 Pension Cost does not include any Prior Service Cost since his SERP benefit was frozen effective 12/31/2012 and the amendment was accounted for in 2013. His management pension increased somewhat more than the amount the SERP benefit decreased during 2020, resulting in a modest positive net Service Cost.

Non-PEO NEO Average Total Compensation Amount	$ 11,679,630	$ 11,526,718	$ 10,436,274	$ 23,872,620
Non-PEO NEO Average Compensation Actually Paid Amount	$ 10,454,047	11,866,965	8,724,822	20,906,996
Adjustment to Non-PEO NEO Compensation Footnote

Average Non-CEO NEO’s SCT Total to CAP Reconciliation
Year	Summary Compensation Table Total	Deductions from SCT Total for Equity Awards	Deductions from SCT Total for Pension Benefits	Additions to SCT Total for Equity Award 1,2	Additions to SCT Total for Pension Costs 1	CAP 2

2023	$11,679,630	($7,156,255)	($145,620)	$6,025,311	$50,981	$10,454,047

2022	$11,526,718	($7,468,746)	($528,796)	$8,150,222	$187,567	$11,866,965

2021	$10,436,274	($3,979,166)	($785,922)	$2,760,131	$293,505	$8,724,822

2020	$23,872,620	($20,033,747)	($416,313)	$16,833,402	$651,034	$20,906,996
Note 1.
The following table shows each of the
Non-CEO
NEOs’ average amounts added or deducted to arrive at the Additions to SCT Total for both

Equity Awards and Pension Costs:

	Equity						Pension
Year	Year End Fair Value of Equity Awards Granted in the Year	Year over Year Change in Fair Value of Outstanding Unvested Equity Awards Granted in Prior Years	Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year	Year over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year	Value of Dividends or other Earnings Paid on Equity Awards not Otherwise Reflected in Fair Value or Total Compensation	Total Equity Award Adjustments	Service Cost	Prior Service Cost	Total Service Cost

2023	$4,358,935	($1,035,474)	$1,706,159	$41,327	$954,364	$6,025,311	$50,981	$0	$50,981

2022	$6,659,592	($762,402)	$1,439,060	($11,723)	$825,696	$8,150,222	$187,567	$0	$187,567

2021	$2,484,647	($1,586,659)	$771,874	$8,166	$1,082,103	$2,760,131	$126,293	$167,212	$293,505

2020	$17,129,529	($2,384,911)	$951,477	($141,558)	$1,278,866	$16,833,402	$175,405	$475,629	$651,034
Note 2
. Based on updated SEC guidance, Total Equity Award adjustment calculations for 2023 assume vesting upon retirement eligibility date for RSUs. Dividend equivalents for vested RSUs are not included in equity adjustments for CAP. Prior year Total Equity Award adjustments for 2020, 2021, and 2022 for all NEO’s have been recalculated where applicable for ease of year-over-year comparison.

Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid vs. Net Income
Compensation Actually Paid vs. Company Selected Measure
Total Shareholder Return Vs Peer Group
Tabular List, Table
In addition to the tabular disclosure, the following is an unranked list of the most important performance measures that link CAP to Company performance.

Most Important Performance Measures

Long Term Measures (page 51)	Earnings Per Share
Return on Invested Capital
Total Shareholder Return

Short Term Measures (page 45)	Free Cash Flow
Adjusted Operating Income

Total Shareholder Return Amount	$ 74	76	72	79
Peer Group Total Shareholder Return Amount	141	90	150	124
Net Income (Loss)	$ 15,623,000,000	$ (7,055,000,000)	$ 21,479,000,000	$ (3,821,000,000)
Company Selected Measure Amount	24,604,000,000	22,983,000,000	22,235,000,000	22,463,000,000
Measure:: 1
Pay vs Performance Disclosure
Name	Earnings Per Share
Measure:: 2
Pay vs Performance Disclosure
Name	Return on Invested Capital
Measure:: 3
Pay vs Performance Disclosure
Name	Total Shareholder Return
Measure:: 4
Pay vs Performance Disclosure
Name	Free Cash Flow
Measure:: 5
Pay vs Performance Disclosure
Name	Adjusted Operating Income
Severance Charges [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 300,000,000	$ 200,000,000
Goodwill Other Intangibles And Fixed Assets [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		500,000,000	$ 500,000,000
Amortization Costs [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	2,000,000
John Stankey [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount	26,450,157	22,915,526	24,820,879	$ 21,020,917
PEO Actually Paid Compensation Amount	$ 23,872,707	22,874,696	20,751,888	20,036,787
PEO Name	John Stankey
Randall Stephenson [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount	$ 0	0	0	29,154,628
PEO Actually Paid Compensation Amount	0	0	0	$ 14,391,221
PEO Name				Randall Stephenson
PEO | John Stankey [Member] | Deductions From SCT Total For Equity Award [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(16,500,000)	(13,499,988)	(13,420,341)	$ (13,499,999)
PEO | John Stankey [Member] | Deductions From SCT Total For Pension Benefits [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(746,941)	(1,262,050)	(1,464,778)	(1,409,983)
PEO | John Stankey [Member] | Additions To SCT Total For Equity Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	14,669,708	14,718,993	10,877,758	8,210,854
PEO | John Stankey [Member] | Additions To SCT Total For Pension Service Costs [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(217)	2,215	(61,630)	5,714,998
PEO | John Stankey [Member] | Year End Fair Value Of Equity Awards Granted In The Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	10,278,799	11,316,638	7,783,605	7,495,851
PEO | John Stankey [Member] | Year Over Year Change In Fair Value Of Outstanding Unvested Equity Awards Granted In Prior Years [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,708,660)	(1,436,890)	(1,978,709)	(3,791,693)
PEO | John Stankey [Member] | Fair Value As Of Vesting Date Of Equity Awards Granted And Vested In The Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	4,125,000	3,374,991	3,375,014	3,375,017
PEO | John Stankey [Member] | Year Over Year Change In Fair Value Of Equity Awards Granted In Prior Years That Vested In The Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	311,691	(53,056)	5,389	(93,889)
PEO | John Stankey [Member] | Value Of Dividends Or Other Earnings Paid On Equity Awards Not Otherwise Reflected In Fair Value Or Total Compensation [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,662,878	1,517,311	1,692,459	1,225,568
PEO | John Stankey [Member] | Service Cost [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(217)	2,215	(61,630)	153,016
PEO | John Stankey [Member] | Prior Service Cost [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	5,561,982
PEO | Randall Stephenson [Member] | Deductions From SCT Total For Equity Award [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				(20,999,989)
PEO | Randall Stephenson [Member] | Deductions From SCT Total For Pension Benefits [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				(3,712,667)
PEO | Randall Stephenson [Member] | Additions To SCT Total For Equity Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				9,940,559
PEO | Randall Stephenson [Member] | Additions To SCT Total For Pension Service Costs [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				8,690
PEO | Randall Stephenson [Member] | Year End Fair Value Of Equity Awards Granted In The Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				10,891,599
PEO | Randall Stephenson [Member] | Year Over Year Change In Fair Value Of Outstanding Unvested Equity Awards Granted In Prior Years [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				(8,495,365)
PEO | Randall Stephenson [Member] | Fair Value As Of Vesting Date Of Equity Awards Granted And Vested In The Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				5,250,007
PEO | Randall Stephenson [Member] | Year Over Year Change In Fair Value Of Equity Awards Granted In Prior Years That Vested In The Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				(223,992)
PEO | Randall Stephenson [Member] | Value Of Dividends Or Other Earnings Paid On Equity Awards Not Otherwise Reflected In Fair Value Or Total Compensation [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				2,518,311
PEO | Randall Stephenson [Member] | Service Cost [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				9,186
PEO | Randall Stephenson [Member] | Prior Service Cost [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				(496)
Non-PEO NEO | Deductions From SCT Total For Equity Award [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(7,156,255)	(7,468,746)	(3,979,166)	(20,033,747)
Non-PEO NEO | Deductions From SCT Total For Pension Benefits [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(145,620)	(528,796)	(785,922)	(416,313)
Non-PEO NEO | Additions To SCT Total For Equity Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	6,025,311	8,150,222	2,760,131	16,833,402
Non-PEO NEO | Additions To SCT Total For Pension Service Costs [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	50,981	187,567	293,505	651,034
Non-PEO NEO | Year End Fair Value Of Equity Awards Granted In The Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	4,358,935	6,659,592	2,484,647	17,129,529
Non-PEO NEO | Year Over Year Change In Fair Value Of Outstanding Unvested Equity Awards Granted In Prior Years [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,035,474)	(762,402)	(1,586,659)	(2,384,911)
Non-PEO NEO | Fair Value As Of Vesting Date Of Equity Awards Granted And Vested In The Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,706,159	1,439,060	771,874	951,477
Non-PEO NEO | Year Over Year Change In Fair Value Of Equity Awards Granted In Prior Years That Vested In The Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	41,327	(11,723)	8,166	(141,558)
Non-PEO NEO | Value Of Dividends Or Other Earnings Paid On Equity Awards Not Otherwise Reflected In Fair Value Or Total Compensation [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	954,364	825,696	1,082,103	1,278,866
Non-PEO NEO | Service Cost [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	50,981	187,567	126,293	175,405
Non-PEO NEO | Prior Service Cost [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 0	$ 0	$ 167,212	$ 475,629